Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	PRE 14A
Entity Registrant Name	OVERSEAS SHIPHOLDING GROUP, INC
Entity Central Index Key	0000075208
Amendment Flag	false